Long-Term Debt, net (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Loan Balance	$ 37,163	$ 41,660
Loan Balance - Current Portion	(35,663)	(41,660)
Loan Balance - Long-Term Portion	1,500	0
Unamortized Debt Discount	(295)	(122)
Unamortized Debt Discount- Current Portion	295	122
Unamortized Debt Discount - Long-Term Portion	0	0
Total Borrowings	36,868	41,538
Total Borrowings - Current Portion	(35,368)	(41,538)
Total Borrowings - Long-Term Portion	1,500	$ 0
(a) Devocean Maritime Ltd., Domina Maritime Ltd. & Dulac Maritime S.A.
Disclosure of detailed information about borrowings [line items]
Loan Balance	22,163
Unamortized Debt Discount	(46)
Total Borrowings	22,117
(c) Globus Maritime Ltd.
Disclosure of detailed information about borrowings [line items]
Loan Balance	1,500
Unamortized Debt Discount	0
Total Borrowings	1,500
(d) Artful Shipholding S.A. & Longevity Maritime Limited
Disclosure of detailed information about borrowings [line items]
Loan Balance	13,500
Unamortized Debt Discount	(249)
Total Borrowings	$ 13,251